Impact of Change in Accounting Policies (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities	$ 85,135,000
Operating lease right-of-use assets	84,561,000	$ 104,977,000
Shareholders' equity	1,850,236,000	1,618,055,000		$ 1,354,281,000	$ 1,191,000,000
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities			$ 106,500,000
Operating lease right-of-use assets			106,500,000
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders' equity	$ 1,262,895,000	$ 1,110,226,000		$ 888,326,000	$ 742,800,000
Retained Earnings | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders' equity			$ 0